Cash and Cash Equivalents (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 709	$ 327
Short-term investments, classified as cash equivalents	$ 26	$ 1,448